2. Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Allowance for doubtful accounts	$ 492	$ 212	$ 592
Software development costs	$ 1,122	$ 1,211
Motor vehicles [Member]
Property and Equipment estimated useful lives	P5Y
Equipment [Member] | Minimum [Member]
Property and Equipment estimated useful lives	P3Y
Equipment [Member] | Maximum [Member]
Property and Equipment estimated useful lives	P5Y
Accounts Receivable [Member]
Concentration Risk Percentage	28.00%	22.00%